Share capital and reserves	6 Months Ended
Jun. 30, 2023
Share capital and reserves
Share capital and reserves

25.Share capital and reserves

Nature and purpose of reserves

Additional paid-in capital

The additional paid-in capital is used to recognize equity contributions from shareholders due to Transaction and Lightmap Ltd put option, see Note 15 for further details.

Share-based payments

The share-based payments reserve is used to recognize the cost of equity-settled share-based payments provided to employees, including key management personnel and one service provider performing similar functions, as part of their remuneration, see Note 30 for further details of these plans.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations into the presentation currency of these interim condensed consolidated financial statement as well as revaluation of goodwill as at the reporting date, see interim condensed consolidated statement of changes in equity.

Share capital

Share capital as at June 30, 2023 and December 31, 2022 consisted from the following:

	2022	2022
	Number of shares	US$

Ordinary shares of $0 each	197,092,402	—
	197,092,402	—

Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Balance at December 31, 2022	197,092,402	—

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	197,314,600	—
	197,314,600	—

Issued and fully paid
Balance at January 1, 2023	197,092,402	—
Balance at June 30, 2023	197,314,600	—